Investments accounted for using the equity method - Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures (Details) - EUR (€)
€ / shares in Units, € in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price		€ 2.88	€ 5.73
Joint ventures
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	[1]	€ 134	€ 101	€ 73
Share of other comprehensive income from investments accounted for using the equity method		3	(7)	(3)
Total		137	94	70
Associates
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	[1]	(74)	(237)	(18)
Share of other comprehensive income from investments accounted for using the equity method		(5)	7	(1)
Total		(79)	€ (230)	€ (19)
EUROAPI
Disclosure of transactions between related parties [line items]
Impairment loss recognised in profit or loss		€ (77)

[1]	(a)The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.88 as of December 31, 2024, and €5.73 as of December 31, 2023).